Cover	Jul. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	333-228847
Entity Registrant Name	Vanguard Green Investment Limited
Entity Central Index Key	0001746119
Entity Tax Identification Number	30-1089215
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rm. 5, 7F., No. 296, Sec. 4,
Entity Address, Address Line Two	Xinyi Rd.
Entity Address, Address Line Three	Da’an Dist.
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	106427
City Area Code	+886
Local Phone Number	905153139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MUGH
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false